Receivable from related party and other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of receivable from related party and other non-current financial assets

	December 31, 2020	December 31, 2019
Current assets:
Receivable from related party (Note 22)	$—	$511,284
	$—	$511,284

	December 31, 2020	December 31, 2019
Other non-current financial assets:
Marketable securities	6,379	3,909
Other	7,739	7,069
	$14,118	$10,978